Quarterly Report
December 31, 2025
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.1%
AT&T, Inc.	49,458,021	$1,228,537,240
Verizon Communications, Inc.	30,217,479	1,230,757,920
		2,459,295,160
ENTERTAINMENT — 28.2%
Electronic Arts, Inc.	5,927,406	1,211,146,868
Live Nation Entertainment, Inc. (a) (b)	5,506,368	784,657,440
Netflix, Inc. (a)	15,799,575	1,481,368,152
Take-Two Interactive Software, Inc. (a)	4,903,192	1,255,364,248
TKO Group Holdings, Inc.	2,311,868	483,180,412
Walt Disney Co.	11,084,108	1,261,038,967
Warner Bros Discovery, Inc. (a)	40,849,387	1,177,279,333
		7,654,035,420
INTERACTIVE MEDIA & SERVICES — 39.9%
Alphabet, Inc. Class A	9,221,329	2,886,275,977
Alphabet, Inc. Class C	7,370,100	2,312,737,380
Match Group, Inc.	8,232,217	265,818,287
Meta Platforms, Inc. Class A	8,120,632	5,360,347,977
		10,825,179,621
MEDIA — 18.1%
Charter Communications, Inc. Class A (a) (b)	3,068,671	640,585,071
Comcast Corp. Class A	43,737,544	1,307,315,190
Fox Corp. Class A	7,266,014	530,927,643
Fox Corp. Class B	5,175,535	336,047,488
News Corp. Class A	13,058,944	341,099,617
News Corp. Class B (b)	4,304,604	127,545,417
Omnicom Group, Inc.	11,123,453	898,218,830
Paramount Skydance Corp. Class B (b)	10,837,687	145,225,006
Trade Desk, Inc. Class A (a)	15,354,872	582,870,941
		4,909,835,203
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.6%
T-Mobile U.S., Inc.	6,175,950	$1,253,964,888
TOTAL COMMON STOCKS (Cost $23,537,742,819)		27,102,310,292
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	23,949,178	23,949,178
State Street Navigator Securities Lending Portfolio II (e) (f)	174,781,367	174,781,367
TOTAL SHORT-TERM INVESTMENTS (Cost $198,730,545)		198,730,545
TOTAL INVESTMENTS — 100.6% (Cost $23,736,473,364)		27,301,040,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(153,853,785)
NET ASSETS — 100.0%		$27,147,187,052
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Communication Services Select Sector Index (long)	301	03/20/2026	$46,166,116	$46,655,000	$488,884
See accompanying notes to Schedule of Investments.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,102,310,292	$—	$—	$27,102,310,292
Short-Term Investments	198,730,545	—	—	198,730,545
TOTAL INVESTMENTS	$27,301,040,837	$—	$—	$27,301,040,837
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$488,884	$—	$—	$488,884
TOTAL OTHER FINANCIAL INSTRUMENTS:	$488,884	$—	$—	$488,884
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,039,952	$8,039,952	$165,250,692	$149,341,466	$—	$—	23,949,178	$23,949,178	$339,226
State Street Navigator Securities Lending Portfolio II	421,406,591	421,406,591	2,290,035,991	2,536,661,215	—	—	174,781,367	174,781,367	335,647
Total		$429,446,543	$2,455,286,683	$2,686,002,681	$—	$—		$198,730,545	$674,873
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	1,208,694	$91,969,527
AUTOMOBILES — 23.7%
Ford Motor Co.	21,892,295	287,226,910
General Motors Co.	5,218,284	424,350,855
Tesla, Inc. (a)	11,241,889	5,055,702,321
		5,767,280,086
BROADLINE RETAIL — 23.8%
Amazon.com, Inc. (a)	24,215,094	5,589,327,997
eBay, Inc.	2,528,441	220,227,211
		5,809,555,208
DISTRIBUTORS — 0.6%
Genuine Parts Co.	778,186	95,685,751
Pool Corp.	183,366	41,944,972
		137,630,723
HOTELS, RESTAURANTS & LEISURE — 24.1%
Airbnb, Inc. Class A (a)	2,379,023	322,881,002
Booking Holdings, Inc.	180,298	965,555,288
Carnival Corp. (a)	6,073,897	185,496,814
Chipotle Mexican Grill, Inc. (a)	7,396,630	273,675,310
Darden Restaurants, Inc.	650,608	119,724,884
Domino's Pizza, Inc.	173,903	72,486,248
DoorDash, Inc. Class A (a)	2,091,172	473,608,635
Expedia Group, Inc.	654,499	185,426,112
Hilton Worldwide Holdings, Inc.	1,300,230	373,491,068
Las Vegas Sands Corp.	1,701,923	110,778,168
Marriott International, Inc. Class A	1,245,902	386,528,637
McDonald's Corp.	3,536,273	1,080,791,117
MGM Resorts International (a) (b)	1,147,445	41,870,268
Norwegian Cruise Line Holdings Ltd. (a)	2,546,625	56,840,670
Royal Caribbean Cruises Ltd. (b)	1,418,749	395,717,471
Starbucks Corp.	6,359,666	535,547,474
Wynn Resorts Ltd. (b)	472,273	56,828,610
Yum! Brands, Inc.	1,553,173	234,964,011
		5,872,211,787
HOUSEHOLD DURABLES — 3.2%
DR Horton, Inc.	1,531,905	220,640,277
Garmin Ltd.	914,498	185,505,919
Lennar Corp. Class A	1,206,910	124,070,348
NVR, Inc. (a)	15,889	115,874,823
PulteGroup, Inc.	1,090,318	127,850,689
		773,942,056
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	745,789	61,154,698
SPECIALTY RETAIL — 20.4%
AutoZone, Inc. (a)	93,057	315,602,816
Security Description	Shares	Value
Best Buy Co., Inc.	1,093,012	$73,155,293
Carvana Co. (a)	791,107	333,862,976
Home Depot, Inc.	3,982,304	1,370,310,806
Lowe's Cos., Inc.	3,137,176	756,561,364
O'Reilly Automotive, Inc. (a)	4,721,767	430,672,368
Ross Stores, Inc.	1,819,273	327,723,838
TJX Cos., Inc.	6,225,620	956,317,488
Tractor Supply Co.	2,955,777	147,818,408
Ulta Beauty, Inc. (a)	250,781	151,725,013
Williams-Sonoma, Inc.	681,276	121,669,081
		4,985,419,451
TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Deckers Outdoor Corp. (a)	815,289	84,521,011
Lululemon Athletica, Inc. (a)	603,644	125,443,260
NIKE, Inc. Class B	6,652,807	423,850,334
Ralph Lauren Corp.	216,801	76,663,001
Tapestry, Inc.	1,144,812	146,272,629
		856,750,235
TOTAL COMMON STOCKS (Cost $22,594,300,278)		24,355,913,771
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	14,255,063	14,255,063
State Street Navigator Securities Lending Portfolio II (e) (f)	13,713,075	13,713,075
TOTAL SHORT-TERM INVESTMENTS (Cost $27,968,138)		27,968,138
TOTAL INVESTMENTS — 100.0% (Cost $22,622,268,416)		24,383,881,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(9,347,248)
NET ASSETS — 100.0%		$24,374,534,661
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	77	03/20/2026	$18,950,724	$18,727,170	$(223,554)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,355,913,771	$—	$—	$24,355,913,771
Short-Term Investments	27,968,138	—	—	27,968,138
TOTAL INVESTMENTS	$24,383,881,909	$—	$—	$24,383,881,909
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(223,554)	$—	$—	$(223,554)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(223,554)	$—	$—	$(223,554)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,811,377	$17,811,377	$86,906,523	$90,462,837	$—	$—	14,255,063	$14,255,063	$187,538
State Street Navigator Securities Lending Portfolio II	525,683	525,683	199,996,004	186,808,612	—	—	13,713,075	13,713,075	139,302
Total		$18,337,060	$286,902,527	$277,271,449	$—	$—		$27,968,138	$326,840
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 19.5%
Brown-Forman Corp. Class B (a)	1,772,159	$46,182,463
Coca-Cola Co.	13,244,690	925,936,278
Constellation Brands, Inc. Class A	1,418,724	195,727,163
Keurig Dr. Pepper, Inc.	13,672,466	382,965,773
Molson Coors Beverage Co. Class B	1,703,841	79,535,298
Monster Beverage Corp. (b)	7,177,712	550,315,179
PepsiCo, Inc.	4,677,817	671,360,296
		2,852,022,450
CONSUMER STAPLES DISTRIBUTION & RETAIL — 32.1%
Costco Wholesale Corp.	1,516,187	1,307,468,698
Dollar General Corp.	2,215,091	294,097,632
Dollar Tree, Inc. (a) (b)	1,908,989	234,824,737
Kroger Co.	6,135,507	383,346,477
Sysco Corp.	4,819,158	355,123,753
Target Corp.	4,572,979	447,008,697
Walmart, Inc.	15,001,842	1,671,355,217
		4,693,225,211
FOOD PRODUCTS — 17.1%
Archer-Daniels-Midland Co. (a)	4,836,363	278,042,509
Bunge Global SA	1,362,165	121,341,658
Campbell's Co.	1,977,362	55,109,079
Conagra Brands, Inc.	4,814,040	83,331,032
General Mills, Inc. (a)	5,368,151	249,619,022
Hershey Co.	1,491,143	271,358,203
Hormel Foods Corp.	2,933,586	69,525,988
J.M. Smucker Co.	1,073,635	105,012,239
Kraft Heinz Co.	8,576,670	207,984,248
Lamb Weston Holdings, Inc. (a)	1,402,394	58,746,285
McCormick & Co., Inc.	2,548,546	173,581,468
Mondelez International, Inc. Class A	12,189,982	656,186,731
Tyson Foods, Inc. Class A	2,848,496	166,978,836
		2,496,817,298
HOUSEHOLD PRODUCTS — 16.7%
Church & Dwight Co., Inc.	2,416,576	202,629,898
Clorox Co.	1,227,573	123,776,186
Colgate-Palmolive Co.	8,112,064	641,015,297
Kimberly-Clark Corp. (a)	3,339,741	336,946,469
Security Description	Shares	Value
Procter & Gamble Co.	7,994,241	$1,145,654,678
		2,450,022,528
PERSONAL CARE PRODUCTS — 4.0%
Estee Lauder Cos., Inc. Class A	2,474,223	259,100,633
Kenvue, Inc.	19,280,186	332,583,208
		591,683,841
TOBACCO — 10.2%
Altria Group, Inc.	11,193,021	645,389,591
Philip Morris International, Inc.	5,325,463	854,204,265
		1,499,593,856
TOTAL COMMON STOCKS (Cost $17,589,560,669)		14,583,365,184
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	11,674,229	11,674,229
State Street Navigator Securities Lending Portfolio II (e) (f)	28,231,065	28,231,065
TOTAL SHORT-TERM INVESTMENTS (Cost $39,905,294)		39,905,294
TOTAL INVESTMENTS — 99.9% (Cost $17,629,465,963)		14,623,270,478
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		14,032,698
NET ASSETS — 100.0%		$14,637,303,176
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	711	03/20/2026	$56,752,867	$56,140,560	$(612,307)
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,583,365,184	$—	$—	$14,583,365,184
Short-Term Investments	39,905,294	—	—	39,905,294
TOTAL INVESTMENTS	$14,623,270,478	$—	$—	$14,623,270,478
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(612,307)	$—	$—	$(612,307)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(612,307)	$—	$—	$(612,307)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,628,189	$33,628,189	$337,150,670	$359,104,630	$—	$—	11,674,229	$11,674,229	$364,924
State Street Navigator Securities Lending Portfolio II	112,045,716	112,045,716	1,140,646,674	1,224,461,325	—	—	28,231,065	28,231,065	62,878
Total		$145,673,905	$1,477,797,344	$1,583,565,955	$—	$—		$39,905,294	$427,802
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 9.0%
Baker Hughes Co.	18,612,905	$847,631,694
Halliburton Co.	15,875,003	448,627,585
SLB Ltd.	28,178,909	1,081,506,527
		2,377,765,806
OIL, GAS & CONSUMABLE FUELS — 90.9%
APA Corp. (a)	6,689,881	163,634,489
Chevron Corp.	30,562,428	4,658,019,652
ConocoPhillips	19,953,645	1,867,860,708
Coterra Energy, Inc.	14,361,346	377,990,627
Devon Energy Corp.	11,832,362	433,419,420
Diamondback Energy, Inc.	3,513,021	528,112,447
EOG Resources, Inc.	10,234,648	1,074,740,386
EQT Corp.	11,771,311	630,942,270
Expand Energy Corp.	4,492,397	495,780,933
Exxon Mobil Corp.	52,125,923	6,272,833,574
Kinder Morgan, Inc.	36,928,504	1,015,164,575
Marathon Petroleum Corp.	5,670,080	922,125,110
Occidental Petroleum Corp.	13,565,900	557,829,808
ONEOK, Inc.	11,868,794	872,356,359
Phillips 66 Co.	7,600,007	980,704,903
Targa Resources Corp.	4,049,015	747,043,268
Texas Pacific Land Corp. (a)	1,092,159	313,689,908
Valero Energy Corp.	5,753,162	936,557,242
Williams Cos., Inc.	20,150,995	1,211,276,309
		24,060,081,988
TOTAL COMMON STOCKS (Cost $27,906,242,942)		26,437,847,794
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	25,159,449	$25,159,449
State Street Navigator Securities Lending Portfolio II (d) (e)	6,885,000	6,885,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,044,449)		32,044,449
TOTAL INVESTMENTS — 100.0% (Cost $27,938,287,391)		26,469,892,243
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		3,558,197
NET ASSETS — 100.0%		$26,473,450,440
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	405	03/20/2026	$38,643,075	$38,179,350	$(463,725)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,437,847,794	$—	$—	$26,437,847,794
Short-Term Investments	32,044,449	—	—	32,044,449
TOTAL INVESTMENTS	$26,469,892,243	$—	$—	$26,469,892,243
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(463,725)	$—	$—	$(463,725)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(463,725)	$—	$—	$(463,725)
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,465,791	$35,465,791	$318,045,778	$328,352,120	$—	$—	25,159,449	$25,159,449	$506,968
State Street Navigator Securities Lending Portfolio II	98,112,218	98,112,218	395,305,122	486,532,340	—	—	6,885,000	6,885,000	19,977
Total		$133,578,009	$713,350,900	$814,884,460	$—	$—		$32,044,449	$526,945
See accompanying notes to Schedule of Investments.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 27.2%
Bank of America Corp.	45,511,953	$2,503,157,415
Citigroup, Inc.	12,121,296	1,414,434,030
Citizens Financial Group, Inc.	2,909,505	169,944,187
Fifth Third Bancorp	4,477,873	209,609,235
Huntington Bancshares, Inc.	10,650,442	184,785,168
JPMorgan Chase & Co.	18,441,513	5,942,224,319
KeyCorp	6,293,186	129,891,359
M&T Bank Corp.	1,041,189	209,778,760
PNC Financial Services Group, Inc.	2,656,612	554,514,623
Regions Financial Corp.	5,940,267	160,981,236
Truist Financial Corp.	8,665,967	426,452,236
U.S. Bancorp	10,530,234	561,893,286
Wells Fargo & Co.	21,265,194	1,981,916,081
		14,449,581,935
CAPITAL MARKETS — 25.7%
Ameriprise Financial, Inc.	629,348	308,594,498
ARES Management Corp. Class A (a)	1,395,613	225,572,929
Bank of New York Mellon Corp.	4,724,090	548,419,608
Blackrock, Inc.	977,445	1,046,198,481
Blackstone, Inc.	5,002,533	771,090,437
Cboe Global Markets, Inc.	708,860	177,923,860
Charles Schwab Corp.	11,315,320	1,130,513,621
CME Group, Inc.	2,442,828	667,087,470
Coinbase Global, Inc. Class A (a) (b)	1,545,668	349,537,362
FactSet Research Systems, Inc.	253,753	73,636,583
Franklin Resources, Inc. (a)	2,082,237	49,744,642
Goldman Sachs Group, Inc.	2,031,845	1,785,991,755
Interactive Brokers Group, Inc. Class A	3,017,108	194,030,216
Intercontinental Exchange, Inc.	3,862,601	625,586,858
Invesco Ltd.	3,015,232	79,210,145
KKR & Co., Inc.	4,649,542	592,723,614
Moody's Corp.	1,039,344	530,948,882
Morgan Stanley	8,182,481	1,452,635,852
MSCI, Inc.	509,025	292,042,913
Nasdaq, Inc.	3,055,824	296,812,185
Northern Trust Corp.	1,281,114	174,987,361
Raymond James Financial, Inc.	1,194,390	191,807,090
Robinhood Markets, Inc. Class A (b)	5,326,989	602,482,456
S&P Global, Inc.	2,100,015	1,097,446,839
State Street Corp. (c)	1,892,141	244,105,111
T. Rowe Price Group, Inc.	1,478,355	151,353,985
		13,660,484,753
CONSUMER FINANCE — 4.9%
American Express Co.	3,639,903	1,346,582,115
Capital One Financial Corp.	4,306,656	1,043,761,148
Synchrony Financial	2,439,968	203,566,530
		2,593,909,793
Security Description	Shares	Value
FINANCIAL SERVICES — 28.9%
Apollo Global Management, Inc. (a)	3,145,612	$455,358,793
Berkshire Hathaway, Inc. Class B (b)	12,422,325	6,244,081,661
Block, Inc. (b)	3,710,032	241,485,983
Corpay, Inc. (b)	473,893	142,608,621
Fidelity National Information Services, Inc.	3,508,055	233,145,335
Fiserv, Inc. (b)	3,643,531	244,735,977
Global Payments, Inc.	1,603,775	124,132,185
Jack Henry & Associates, Inc.	490,346	89,478,338
Mastercard, Inc. Class A	5,554,672	3,171,051,152
PayPal Holdings, Inc.	6,338,382	370,034,741
Visa, Inc. Class A	11,432,542	4,009,506,805
		15,325,619,591
INSURANCE — 13.2%
Aflac, Inc.	3,195,522	352,370,211
Allstate Corp.	1,772,655	368,978,138
American International Group, Inc.	3,655,272	312,708,520
Aon PLC Class A	1,456,058	513,813,747
Arch Capital Group Ltd. (b)	2,446,169	234,636,531
Arthur J Gallagher & Co.	1,739,694	450,215,410
Assurant, Inc.	339,233	81,704,268
Brown & Brown, Inc.	1,989,096	158,530,951
Chubb Ltd.	2,479,438	773,882,189
Cincinnati Financial Corp.	1,056,967	172,623,850
Erie Indemnity Co. Class A (a)	172,113	49,336,191
Everest Group Ltd.	284,376	96,502,996
Globe Life, Inc.	539,289	75,424,960
Hartford Insurance Group, Inc.	1,887,682	260,122,580
Loews Corp.	1,147,996	120,895,459
Marsh & McLennan Cos., Inc.	3,318,762	615,696,726
MetLife, Inc.	3,749,419	295,979,136
Principal Financial Group, Inc.	1,354,340	119,466,331
Progressive Corp.	3,972,428	904,601,304
Prudential Financial, Inc.	2,370,984	267,636,674
Travelers Cos., Inc.	1,511,124	438,316,627
W.R. Berkley Corp.	2,033,799	142,609,986
Willis Towers Watson PLC	648,617	213,135,546
		7,019,188,331
TOTAL COMMON STOCKS (Cost $51,354,570,266)		53,048,784,403
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	73,043,158	73,043,158

See accompanying notes to Schedule of Investments.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	45,788,575	$45,788,575
TOTAL SHORT-TERM INVESTMENTS (Cost $118,831,733)		118,831,733
TOTAL INVESTMENTS — 100.1% (Cost $51,473,401,999)		53,167,616,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(30,749,609)
NET ASSETS — 100.0%		$53,136,866,527

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	375	03/20/2026	$63,839,825	$63,659,062	$(180,763)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,048,784,403	$—	$—	$53,048,784,403
Short-Term Investments	118,831,733	—	—	118,831,733
TOTAL INVESTMENTS	$53,167,616,136	$—	$—	$53,167,616,136
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(180,763)	$—	$—	$(180,763)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(180,763)	$—	$—	$(180,763)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	1,985,828	$230,375,906	$52,076,936	$63,211,836	$11,008,269	$13,855,836	1,892,141	$244,105,111	$1,668,096
State Street Institutional U.S. Government Money Market Fund, Class G Shares	53,803,360	53,803,360	367,071,063	347,831,265	—	—	73,043,158	73,043,158	405,327
State Street Navigator Securities Lending Portfolio II	57,778,429	57,778,429	248,187,622	260,177,476	—	—	45,788,575	45,788,575	9,697
Total		$341,957,695	$667,335,621	$671,220,577	$11,008,269	$13,855,836		$362,936,844	$2,083,120
See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 17.4%
AbbVie, Inc.	12,487,434	$2,853,253,795
Amgen, Inc.	3,804,636	1,245,295,409
Biogen, Inc. (a)	1,036,511	182,415,571
Gilead Sciences, Inc.	8,766,030	1,075,942,522
Incyte Corp. (a)	1,165,212	115,087,989
Moderna, Inc. (a) (b)	2,456,674	72,447,316
Regeneron Pharmaceuticals, Inc.	712,077	549,630,874
Vertex Pharmaceuticals, Inc. (a)	1,792,669	812,724,418
		6,906,797,894
HEALTH CARE EQUIPMENT & SUPPLIES — 21.2%
Abbott Laboratories	12,285,958	1,539,307,678
Align Technology, Inc. (a)	471,461	73,618,635
Baxter International, Inc. (b)	3,632,050	69,408,476
Becton Dickinson & Co.	2,025,138	393,018,532
Boston Scientific Corp. (a)	10,474,165	998,711,633
Cooper Cos., Inc. (a)	1,404,731	115,131,753
Dexcom, Inc. (a)	2,755,621	182,890,566
Edwards Lifesciences Corp. (a)	4,100,155	349,538,214
GE HealthCare Technologies, Inc.	3,218,465	263,978,499
Hologic, Inc. (a)	1,572,598	117,142,825
IDEXX Laboratories, Inc. (a)	564,182	381,686,048
Insulet Corp. (a)	497,022	141,273,533
Intuitive Surgical, Inc. (a)	2,504,711	1,418,568,122
Medtronic PLC	9,062,255	870,520,215
ResMed, Inc. (b)	1,031,304	248,410,195
Solventum Corp. (a)	1,041,637	82,539,316
STERIS PLC	693,495	175,814,852
Stryker Corp.	2,431,826	854,713,884
Zimmer Biomet Holdings, Inc. (b)	1,400,271	125,912,368
		8,402,185,344
HEALTH CARE PROVIDERS & SERVICES — 17.2%
Cardinal Health, Inc.	1,678,703	344,973,466
Cencora, Inc.	1,369,821	462,657,043
Centene Corp. (a)	3,299,209	135,762,450
Cigna Group	1,887,382	519,464,148
CVS Health Corp.	8,969,140	711,790,950
DaVita, Inc. (a) (b)	249,450	28,340,015
Elevance Health, Inc.	1,570,232	550,444,828
HCA Healthcare, Inc.	1,128,582	526,889,793
Henry Schein, Inc. (a) (b)	706,981	53,433,624
Humana, Inc.	849,793	217,657,481
Labcorp Holdings, Inc.	585,737	146,949,699
McKesson Corp.	872,096	715,371,628
Molina Healthcare, Inc. (a)	363,158	63,022,439
Quest Diagnostics, Inc.	785,991	136,393,018
UnitedHealth Group, Inc.	6,400,172	2,112,760,779
Universal Health Services, Inc. Class B	390,305	85,094,296
		6,811,005,657
LIFE SCIENCES TOOLS & SERVICES — 9.6%
Agilent Technologies, Inc.	2,003,065	272,557,055
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,100,946	$64,746,634
Charles River Laboratories International, Inc. (a)	347,682	69,355,605
Danaher Corp.	4,441,768	1,016,809,531
IQVIA Holdings, Inc. (a)	1,203,280	271,231,345
Mettler-Toledo International, Inc. (a)	144,338	201,234,596
Revvity, Inc. (b)	801,025	77,499,169
Thermo Fisher Scientific, Inc.	2,654,543	1,538,174,941
Waters Corp. (a)	420,648	159,774,730
West Pharmaceutical Services, Inc.	508,306	139,855,313
		3,811,238,919
PHARMACEUTICALS — 34.4%
Bristol-Myers Squibb Co.	14,383,624	775,852,679
Eli Lilly & Co.	5,610,869	6,029,888,697
Johnson & Johnson	17,022,835	3,522,875,703
Merck & Co., Inc.	17,536,744	1,845,917,673
Pfizer, Inc.	40,172,320	1,000,290,768
Viatris, Inc.	8,137,824	101,315,909
Zoetis, Inc.	3,113,748	391,771,773
		13,667,913,202
TOTAL COMMON STOCKS (Cost $42,598,750,420)		39,599,141,016
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	70,475,678	70,475,678
State Street Navigator Securities Lending Portfolio II (e) (f)	108,817,159	108,817,159
TOTAL SHORT-TERM INVESTMENTS (Cost $179,292,837)		179,292,837
TOTAL INVESTMENTS — 100.2% (Cost $42,778,043,257)		39,778,433,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(81,671,767)
NET ASSETS — 100.0%		$39,696,762,086
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Health Care Select Sector Index (long)	575	03/20/2026	$90,003,777	$90,539,500	$535,723
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,599,141,016	$—	$—	$39,599,141,016
Short-Term Investments	179,292,837	—	—	179,292,837
TOTAL INVESTMENTS	$39,778,433,853	$—	$—	$39,778,433,853
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$535,723	$—	$—	$535,723
TOTAL OTHER FINANCIAL INSTRUMENTS:	$535,723	$—	$—	$535,723
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	25,290,125	$25,290,125	$336,016,844	$290,831,291	$—	$—	70,475,678	$70,475,678	$502,135
State Street Navigator Securities Lending Portfolio II	33,104,718	33,104,718	637,537,453	561,825,012	—	—	108,817,159	108,817,159	70,957
Total		$58,394,843	$973,554,297	$852,656,303	$—	$—		$179,292,837	$573,092
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 27.0%
Axon Enterprise, Inc. (a)	422,840	$240,143,521
Boeing Co. (a)	4,192,170	910,203,950
General Dynamics Corp.	1,357,350	456,965,451
General Electric Co. (b)	5,647,164	1,739,495,927
Howmet Aerospace, Inc.	2,152,558	441,317,441
Huntington Ingalls Industries, Inc. (b)	210,068	71,437,825
L3Harris Technologies, Inc.	1,001,427	293,988,924
Lockheed Martin Corp.	1,090,158	527,276,720
Northrop Grumman Corp.	718,244	409,549,911
RTX Corp.	7,178,126	1,316,468,309
Textron, Inc. (b)	943,501	82,244,982
TransDigm Group, Inc.	301,517	400,972,383
		6,890,065,344
AIR FREIGHT & LOGISTICS — 3.7%
CH Robinson Worldwide, Inc. (b)	632,490	101,679,093
Expeditors International of Washington, Inc. (b)	717,531	106,919,294
FedEx Corp.	1,162,169	335,704,137
United Parcel Service, Inc. Class B	3,956,378	392,433,134
		936,735,658
AIRLINES — 2.1%
Delta Air Lines, Inc.	3,472,634	241,000,799
Southwest Airlines Co. (b)	2,768,687	114,429,834
United Airlines Holdings, Inc. (a) (b)	1,733,229	193,809,667
		549,240,300
BUILDING PRODUCTS — 5.5%
A.O. Smith Corp. (b)	606,975	40,594,488
Allegion PLC	462,353	73,615,845
Builders FirstSource, Inc. (a)	592,040	60,914,996
Carrier Global Corp.	4,238,453	223,959,856
Johnson Controls International PLC	3,271,841	391,802,960
Lennox International, Inc. (b)	170,860	82,966,199
Masco Corp. (b)	1,111,969	70,565,553
Trane Technologies PLC	1,187,138	462,034,109
		1,406,454,006
COMMERCIAL SERVICES & SUPPLIES — 5.6%
Cintas Corp.	1,828,774	343,937,526
Copart, Inc. (a) (b)	4,766,991	186,627,698
Republic Services, Inc.	1,077,276	228,307,103
Rollins, Inc.	1,571,306	94,309,786
Veralto Corp.	1,329,280	132,635,558
Waste Management, Inc.	1,984,280	435,966,159
		1,421,783,830
CONSTRUCTION & ENGINEERING — 2.6%
Comfort Systems USA, Inc.	188,421	175,851,435
EMCOR Group, Inc.	239,664	146,624,039
Quanta Services, Inc.	798,306	336,933,030
		659,408,504
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 10.4%
AMETEK, Inc.	1,232,468	$253,038,005
Eaton Corp. PLC	2,079,368	662,299,502
Emerson Electric Co. (b)	3,007,707	399,182,873
GE Vernova, Inc.	1,452,564	949,352,254
Generac Holdings, Inc. (a)	314,176	42,844,181
Hubbell, Inc. (b)	284,521	126,358,621
Rockwell Automation, Inc.	601,104	233,871,533
		2,666,946,969
GROUND TRANSPORTATION — 10.1%
CSX Corp.	9,969,372	361,389,735
JB Hunt Transport Services, Inc.	402,683	78,257,414
Norfolk Southern Corp.	1,201,297	346,838,470
Old Dominion Freight Line, Inc. (b)	985,089	154,461,955
Uber Technologies, Inc. (a)	11,124,107	908,950,783
Union Pacific Corp.	3,175,618	734,583,956
		2,584,482,313
INDUSTRIAL CONGLOMERATES — 4.4%
3M Co.	2,844,055	455,333,206
Honeywell International, Inc.	3,399,014	663,113,641
		1,118,446,847
MACHINERY — 19.6%
Caterpillar, Inc.	2,505,428	1,435,284,538
Cummins, Inc. (b)	739,003	377,224,081
Deere & Co.	1,345,946	626,632,079
Dover Corp.	734,265	143,357,898
Fortive Corp. (b)	1,700,365	93,877,152
IDEX Corp.	400,743	71,308,209
Illinois Tool Works, Inc.	1,413,346	348,107,120
Ingersoll Rand, Inc. (b)	1,924,911	152,491,449
Nordson Corp.	285,723	68,696,381
Otis Worldwide Corp.	2,086,400	182,247,040
PACCAR, Inc.	2,811,819	307,922,299
Parker-Hannifin Corp.	675,577	593,805,160
Pentair PLC	876,116	91,238,720
Snap-on, Inc. (b)	278,456	95,955,938
Stanley Black & Decker, Inc. (b)	829,253	61,596,913
Westinghouse Air Brake Technologies Corp.	915,266	195,363,528
Xylem, Inc. (b)	1,303,460	177,505,183
		5,022,613,688
PROFESSIONAL SERVICES — 5.9%
Automatic Data Processing, Inc.	2,165,297	556,979,347
Broadridge Financial Solutions, Inc.	624,894	139,457,594
Dayforce, Inc. (a) (b)	856,764	59,253,798
Equifax, Inc. (b)	655,248	142,175,711
Jacobs Solutions, Inc. (b)	639,930	84,765,128
Leidos Holdings, Inc.	684,461	123,476,764
Paychex, Inc. (b)	1,734,081	194,529,207
Paycom Software, Inc. (b)	261,614	41,690,807

See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc. (b)	746,161	$166,908,754
		1,509,237,110
TRADING COMPANIES & DISTRIBUTORS — 3.0%
Fastenal Co. (b)	6,146,223	246,647,929
United Rentals, Inc.	340,637	275,684,337
WW Grainger, Inc.	234,177	236,296,302
		758,628,568
TOTAL COMMON STOCKS (Cost $24,784,411,810)		25,524,043,137
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	12,456,745	12,456,745
State Street Navigator Securities Lending Portfolio II (e) (f)	180,178,327	180,178,327
TOTAL SHORT-TERM INVESTMENTS (Cost $192,635,072)		192,635,072
TOTAL INVESTMENTS — 100.6% (Cost $24,977,046,882)		25,716,678,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(163,277,140)
NET ASSETS — 100.0%		$25,553,401,069

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	150	03/20/2026	$23,911,500	$23,632,500	$(279,000)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,524,043,137	$—	$—	$25,524,043,137
Short-Term Investments	192,635,072	—	—	192,635,072
TOTAL INVESTMENTS	$25,716,678,209	$—	$—	$25,716,678,209
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(279,000)	$—	$—	$(279,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(279,000)	$—	$—	$(279,000)
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,080,176	$16,080,176	$138,782,896	$142,406,327	$—	$—	12,456,745	$12,456,745	$119,308
State Street Navigator Securities Lending Portfolio II	31,150,393	31,150,393	872,453,217	723,425,283	—	—	180,178,327	180,178,327	28,498
Total		$47,230,569	$1,011,236,113	$865,831,610	$—	$—		$192,635,072	$147,806
See accompanying notes to Schedule of Investments.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 49.9%
Air Products & Chemicals, Inc.	984,821	$243,270,483
Albemarle Corp. (a)	892,397	126,220,632
CF Industries Holdings, Inc.	1,182,553	91,458,649
Corteva, Inc.	3,580,988	240,033,626
Dow, Inc.	5,388,884	125,992,108
DuPont de Nemours, Inc.	3,176,585	127,698,717
Ecolab, Inc.	942,547	247,437,439
International Flavors & Fragrances, Inc. (a)	1,941,674	130,849,411
Linde PLC	1,726,551	736,184,081
LyondellBasell Industries NV Class A (a)	1,952,278	84,533,637
Mosaic Co.	2,406,489	57,972,320
PPG Industries, Inc.	1,701,318	174,317,042
Sherwin-Williams Co.	852,409	276,206,088
		2,662,174,233
CONSTRUCTION MATERIALS — 14.4%
CRH PLC	2,478,295	309,291,216
Martin Marietta Materials, Inc.	373,954	232,846,198
Vulcan Materials Co.	785,533	224,049,722
		766,187,136
CONTAINERS & PACKAGING — 15.2%
Amcor PLC	17,501,546	145,962,894
Avery Dennison Corp.	586,047	106,590,228
Ball Corp.	2,031,875	107,628,419
International Paper Co. (a)	4,003,484	157,697,235
Packaging Corp. of America	677,580	139,737,323
Smurfit WestRock PLC	3,959,147	153,100,214
		810,716,313
Security Description	Shares	Value
METALS & MINING — 20.3%
Freeport-McMoRan, Inc.	5,309,340	$269,661,379
Newmont Corp.	4,034,913	402,886,063
Nucor Corp.	1,418,621	231,391,271
Steel Dynamics, Inc.	1,040,795	176,362,713
		1,080,301,426
TOTAL COMMON STOCKS (Cost $5,901,629,425)		5,319,379,108
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c) (Cost $6,336,016)	6,336,016	6,336,016
TOTAL INVESTMENTS — 99.9% (Cost $5,907,965,441)		5,325,715,124
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,668,114
NET ASSETS — 100.0%		$5,328,383,238
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	90	03/20/2026	$8,658,747	$8,717,400	$58,653
See accompanying notes to Schedule of Investments.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,319,379,108	$—	$—	$5,319,379,108
Short-Term Investment	6,336,016	—	—	6,336,016
TOTAL INVESTMENTS	$5,325,715,124	$—	$—	$5,325,715,124
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$58,653	$—	$—	$58,653
TOTAL OTHER FINANCIAL INSTRUMENTS:	$58,653	$—	$—	$58,653
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,981,756	$5,981,756	$71,292,697	$70,938,437	$—	$—	6,336,016	$6,336,016	$67,039
State Street Navigator Securities Lending Portfolio II	4,064,245	4,064,245	358,291,500	362,355,745	—	—	—	—	16,542
Total		$10,046,001	$429,584,197	$433,294,182	$—	$—		$6,336,016	$83,581
See accompanying notes to Schedule of Investments.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 16.0%
Alexandria Real Estate Equities, Inc. REIT	1,249,855	$61,167,904
Healthpeak Properties, Inc. REIT	5,596,721	89,995,274
Ventas, Inc. REIT	3,781,920	292,644,969
Welltower, Inc. REIT	3,963,733	735,708,482
		1,179,516,629
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	5,150,460	91,317,656
INDUSTRIAL REITs — 9.3%
Prologis, Inc. REIT	5,364,480	684,829,517
OFFICE REITs — 1.1%
BXP, Inc. REIT (a)	1,186,927	80,093,834
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.7%
CBRE Group, Inc. Class A (b)	2,105,402	338,527,588
CoStar Group, Inc. (b)	3,412,423	229,451,322
		567,978,910
RESIDENTIAL REITs — 13.0%
AvalonBay Communities, Inc. REIT	1,138,680	206,454,071
Camden Property Trust REIT	856,855	94,322,598
Equity Residential REIT	2,784,927	175,561,798
Essex Property Trust, Inc. REIT	518,045	135,562,015
Invitation Homes, Inc. REIT	4,536,792	126,077,450
Mid-America Apartment Communities, Inc. REIT	941,837	130,830,578
UDR, Inc. REIT	2,421,982	88,838,300
		957,646,810
RETAIL REITs — 12.8%
Federal Realty Investment Trust REIT	630,802	63,584,841
Kimco Realty Corp. REIT	5,453,351	110,539,425
Realty Income Corp. REIT	5,820,001	328,073,456
Regency Centers Corp. REIT	1,325,698	91,512,933
Simon Property Group, Inc. REIT	1,885,546	349,033,420
		942,744,075
SPECIALIZED REITs — 38.4%
American Tower Corp. REIT	2,703,755	474,698,265
Crown Castle, Inc. REIT	3,506,078	311,585,152
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	2,067,747	$319,901,138
Equinix, Inc. REIT	567,051	434,451,794
Extra Space Storage, Inc. REIT	1,708,898	222,532,698
Iron Mountain, Inc. REIT	2,379,944	197,416,355
Public Storage REIT	1,232,419	319,812,731
SBA Communications Corp. REIT	857,000	165,769,510
VICI Properties, Inc. REIT	8,605,369	241,982,976
Weyerhaeuser Co. REIT	5,798,581	137,368,384
		2,825,519,003
TOTAL COMMON STOCKS (Cost $8,295,920,477)		7,329,646,434
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	17,104,468	17,104,468
State Street Navigator Securities Lending Portfolio II (e) (f)	52,789,122	52,789,122
TOTAL SHORT-TERM INVESTMENTS (Cost $69,893,590)		69,893,590
TOTAL INVESTMENTS — 100.5% (Cost $8,365,814,067)		7,399,540,024
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(33,692,359)
NET ASSETS — 100.0%		$7,365,847,665
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	709	03/20/2026	$35,414,675	$35,317,063	$(97,612)
See accompanying notes to Schedule of Investments.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,329,646,434	$—	$—	$7,329,646,434
Short-Term Investments	69,893,590	—	—	69,893,590
TOTAL INVESTMENTS	$7,399,540,024	$—	$—	$7,399,540,024
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(97,612)	$—	$—	$(97,612)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(97,612)	$—	$—	$(97,612)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,493,518	$17,493,518	$127,809,150	$128,198,200	$—	$—	17,104,468	$17,104,468	$100,590
State Street Navigator Securities Lending Portfolio II	40,613,881	40,613,881	49,204,984	37,029,743	—	—	52,789,122	52,789,122	3,552
Total		$58,107,399	$177,014,134	$165,227,943	$—	$—		$69,893,590	$104,142
See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 4.5%
Arista Networks, Inc. (a)	8,193,233	$1,073,559,320
Cisco Systems, Inc.	31,267,512	2,408,536,449
F5, Inc. (a) (b)	457,671	116,825,100
Motorola Solutions, Inc.	1,321,541	506,573,096
		4,105,493,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Amphenol Corp. Class A	9,712,325	1,312,523,601
CDW Corp.	1,032,960	140,689,152
Corning, Inc.	6,190,470	542,037,553
Jabil, Inc.	847,723	193,297,798
Keysight Technologies, Inc. (a)	1,363,558	277,061,350
TE Connectivity PLC	2,334,252	531,065,673
Teledyne Technologies, Inc. (a)	372,560	190,277,569
Trimble, Inc. (a)	1,887,765	147,906,388
Zebra Technologies Corp. Class A (a) (b)	402,026	97,619,953
		3,432,479,037
IT SERVICES — 4.8%
Accenture PLC Class A	4,920,444	1,320,155,125
Akamai Technologies, Inc. (a)	1,141,562	99,601,284
Cognizant Technology Solutions Corp. Class A	3,829,591	317,856,053
EPAM Systems, Inc. (a) (b)	438,356	89,810,377
Gartner, Inc. (a)	571,843	144,264,552
GoDaddy, Inc. Class A (a)	1,072,250	133,044,780
International Business Machines Corp.	7,416,614	2,196,875,233
VeriSign, Inc.	661,929	160,815,651
		4,462,423,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 38.6%
Advanced Micro Devices, Inc. (a)	12,917,695	2,766,453,561
Analog Devices, Inc.	3,903,436	1,058,611,843
Applied Materials, Inc.	6,321,019	1,624,438,673
Broadcom, Inc.	14,356,462	4,968,771,498
First Solar, Inc. (a)	851,451	222,424,545
Intel Corp. (a)	35,576,630	1,312,777,647
KLA Corp.	1,042,534	1,266,762,213
Lam Research Corp.	9,965,925	1,705,967,042
Microchip Technology, Inc.	4,288,130	273,239,644
Micron Technology, Inc.	8,906,259	2,541,935,381
Monolithic Power Systems, Inc. (b)	380,089	344,497,466
NVIDIA Corp.	73,874,749	13,777,640,688
NXP Semiconductors NV	1,996,880	433,442,773
ON Semiconductor Corp. (a)	3,192,599	172,879,236
Qnity Electronics, Inc. Class W/I	1,661,776	135,684,010
QUALCOMM, Inc.	8,497,848	1,453,556,900
Skyworks Solutions, Inc.	1,179,721	74,806,109
Teradyne, Inc. (b)	1,242,565	240,510,881
Texas Instruments, Inc.	7,209,422	1,250,762,623
		35,625,162,733
Security Description	Shares	Value
SOFTWARE — 32.7%
Adobe, Inc. (a)	3,321,366	$1,162,444,886
AppLovin Corp. Class A (a) (b)	2,147,707	1,447,167,931
Autodesk, Inc. (a)	1,690,052	500,272,292
Cadence Design Systems, Inc. (a)	2,159,754	675,095,905
Crowdstrike Holdings, Inc. Class A (a)	1,991,193	933,391,631
Datadog, Inc. Class A (a) (b)	2,582,223	351,156,506
Fair Isaac Corp. (a)	188,078	317,968,428
Fortinet, Inc. (a)	5,015,379	398,271,246
Gen Digital, Inc. (b)	4,452,940	121,075,439
Intuit, Inc.	2,212,135	1,465,362,467
Microsoft Corp.	22,595,251	10,927,515,289
Oracle Corp.	13,345,468	2,601,165,168
Palantir Technologies, Inc. Class A (a)	18,125,030	3,221,724,082
Palo Alto Networks, Inc. (a)	5,427,028	999,658,558
PTC, Inc. (a)	950,487	165,584,340
Roper Technologies, Inc.	853,998	380,140,130
Salesforce, Inc.	7,553,577	2,001,018,083
ServiceNow, Inc. (a)	8,231,258	1,260,946,413
Synopsys, Inc. (a)	1,473,844	692,294,004
Tyler Technologies, Inc. (a) (b)	341,374	154,966,727
Workday, Inc. Class A (a)	1,721,765	369,800,687
		30,147,020,212
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 15.6%
Apple, Inc.	44,921,709	12,212,415,809
Dell Technologies, Inc. Class C (b)	2,391,397	301,029,054
Hewlett Packard Enterprise Co. (b)	10,469,120	251,468,262
HP, Inc. (b)	7,416,397	165,237,325
NetApp, Inc.	1,583,841	169,613,533
Sandisk Corp. (a)	1,104,678	262,228,464
Seagate Technology Holdings PLC	1,728,744	476,078,810
Super Micro Computer, Inc. (a) (b)	3,978,771	116,458,627
Western Digital Corp. (b)	2,712,804	467,334,745
		14,421,864,629
TOTAL COMMON STOCKS (Cost $69,547,849,299)		92,194,443,631
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	69,814,377	69,814,377
State Street Navigator Securities Lending Portfolio II (e) (f)	48,402,038	48,402,038
TOTAL SHORT-TERM INVESTMENTS (Cost $118,216,415)		118,216,415
TOTAL INVESTMENTS — 100.0% (Cost $69,666,065,714)		92,312,660,046
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(36,395,360)
NET ASSETS — 100.0%		$92,276,264,686

See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	295	03/20/2026	$86,249,150	$86,296,350	$47,200
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,194,443,631	$—	$—	$92,194,443,631
Short-Term Investments	118,216,415	—	—	118,216,415
TOTAL INVESTMENTS	$92,312,660,046	$—	$—	$92,312,660,046
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$47,200	$—	$—	$47,200
TOTAL OTHER FINANCIAL INSTRUMENTS:	$47,200	$—	$—	$47,200
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,163,808	$76,163,808	$280,869,723	$287,219,154	$—	$—	69,814,377	$69,814,377	$625,193
State Street Navigator Securities Lending Portfolio II	169,137,084	169,137,084	2,493,768,645	2,614,503,691	—	—	48,402,038	48,402,038	78,005
Total		$245,300,892	$2,774,638,368	$2,901,722,845	$—	$—		$118,216,415	$703,198
See accompanying notes to Schedule of Investments.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.5%
Alliant Energy Corp. (a)	4,225,436	$274,695,594
American Electric Power Co., Inc. (a)	8,798,591	1,014,565,528
Constellation Energy Corp. (a)	5,133,423	1,813,484,343
Duke Energy Corp. (a)	12,783,121	1,498,309,612
Edison International	6,325,075	379,631,002
Entergy Corp. (a)	7,341,139	678,541,478
Evergy, Inc. (a)	3,784,173	274,314,701
Eversource Energy (a)	6,167,310	415,244,982
Exelon Corp. (a)	16,607,049	723,901,266
FirstEnergy Corp.	8,546,065	382,607,330
NextEra Energy, Inc. (a)	34,233,718	2,748,282,881
NRG Energy, Inc.	3,150,165	501,632,275
PG&E Corp.	36,129,011	580,593,207
Pinnacle West Capital Corp.	1,967,512	174,518,314
PPL Corp. (a)	12,159,755	425,834,620
Southern Co. (a)	18,099,912	1,578,312,326
Xcel Energy, Inc.	9,723,653	718,189,011
		14,182,658,470
GAS UTILITIES — 2.0%
Atmos Energy Corp.	2,638,645	442,316,061
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.7%
AES Corp.	11,705,734	167,860,226
Vistra Corp. (a)	5,235,437	844,633,051
		1,012,493,277
MULTI-UTILITIES — 25.7%
Ameren Corp. (a)	4,446,356	444,013,110
CenterPoint Energy, Inc.	10,731,793	411,456,944
CMS Energy Corp. (a)	5,002,382	349,816,573
Consolidated Edison, Inc.	5,932,972	589,262,779
Dominion Energy, Inc. (a)	14,036,594	822,404,043
DTE Energy Co. (a)	3,413,934	440,329,207
NiSource, Inc. (a)	7,844,063	327,568,071
Security Description	Shares	Value
Public Service Enterprise Group, Inc. (a)	8,205,027	$658,863,668
Sempra (a)	10,728,808	947,246,458
WEC Energy Group, Inc.	5,347,179	563,913,498
		5,554,874,351
WATER UTILITIES — 1.9%
American Water Works Co., Inc.	3,207,370	418,561,785
TOTAL COMMON STOCKS (Cost $21,290,637,215)		21,610,903,944
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	28,031,508	28,031,508
State Street Navigator Securities Lending Portfolio II (d) (e)	87,165,411	87,165,411
TOTAL SHORT-TERM INVESTMENTS (Cost $115,196,919)		115,196,919
TOTAL INVESTMENTS — 100.3% (Cost $21,405,834,134)		21,726,100,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(65,165,639)
NET ASSETS — 100.0%		$21,660,935,224
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	589	03/20/2026	$51,108,924	$51,078,080	$(30,844)
See accompanying notes to Schedule of Investments.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,610,903,944	$—	$—	$21,610,903,944
Short-Term Investments	115,196,919	—	—	115,196,919
TOTAL INVESTMENTS	$21,726,100,863	$—	$—	$21,726,100,863
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(30,844)	$—	$—	$(30,844)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(30,844)	$—	$—	$(30,844)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,116,046	$24,116,046	$238,899,814	$234,984,352	$—	$—	28,031,508	$28,031,508	$338,595
State Street Navigator Securities Lending Portfolio II	191,357,269	191,357,269	690,485,917	794,677,775	—	—	87,165,411	87,165,411	55,452
Total		$215,473,315	$929,385,731	$1,029,662,127	$—	$—		$115,196,919	$394,047
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments  (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.